AVIF-SUP-3 012916

Statement of Additional Information Supplement dated January 29, 2016

The purpose of this supplement is to provide you with changes to the current Statements of Additional Information for Series I and Series II shares of the Funds listed below:

Invesco V.I. American Franchise Fund	Invesco V.I. Government Securities Fund
Invesco V.I. American Value Fund	Invesco V.I. Growth and Income Fund
Invesco V.I. Balanced-Risk Allocation Fund	Invesco V.I. High Yield Fund
Invesco V.I. Comstock Fund	Invesco V.I. International Growth Fund
Invesco V.I. Core Equity Fund	Invesco V.I. Managed Volatility Fund
Invesco V.I. Core Plus Bond Fund	Invesco V.I. Mid Cap Core Equity Fund
Invesco V.I. Diversified Dividend Fund	Invesco V.I. Mid Cap Growth Fund
Invesco V.I. Equally-Weighted S&P 500 Fund	Invesco V.I. Money Market Fund
Invesco V.I. Equity and Income Fund	Invesco V.I. S&P 500 Index Fund
Invesco V.I. Global Core Equity Fund	Invesco V.I. Small Cap Equity Fund
Invesco V.I. Global Health Care Fund	Invesco V.I. Technology Fund
Invesco V.I. Global Real Estate Fund	Invesco V.I. Value Opportunities Fund

Effective as of the close of business on December 31, 2015, Messrs. Rodney F. Dammeyer and Hugo F. Sonnenschein retired as trustees of each Fund and any references to Messrs. Dammeyer and Sonnenschein serving as a trustee or committee member are hereby removed.

Effective as of January 29, 2016, the Board of Trustees of the Funds listed above appointed Eli Jones, Ph.D. and Robert C. Troccoli as trustees of each Fund. The following information is added to the table under “Appendix C – Trustees and Officers” in the Statement of Additional Information for each Fund.

“Name, year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years
Independent Trustees
Eli Jones – 1961 Trustee	2016	Professor and Dean, Mays Business School, Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas, and E.J. Ourso College of Business, Louisiana State University	146	Director of Insperity, Inc. (formerly known as Administaff); Prior to 2016, Director of ARVEST Bank

Robert C. Troccoli – 1949 Trustee	2016	Retired. Formerly: Senior Partner, KPMG LLP	146	None”

AVIF-SUP-3 012916